INVENTORIES	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
INVENTORIES
6. INVENTORIES
Inventories include the following components:

	As of	As of
	December 31, 2017	December 31, 2016
Stockpiled ore	$22,998	$23,833
In-process ore	4,014	5,008
Materials and supplies	22,677	14,824
Finished goods	964	716
Total	$50,653	$44,381

The cost of inventories expensed for the year ended December 31, 2017 and 2016 was $209.2 million and $160.5 million, respectively.
During the year ended December 31, 2017, $3.5 million of net realizable value adjustments were recorded for stockpiled ore (year ended December 31, 2016 - $1.2 million).